Accounts Payable and Accrued Liabilities - Aging Analysis of Trade Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [Line Items]
Trade payables	¥ 113,119	¥ 148,335
Within 1 year [member]
Disclosure of financial liabilities [Line Items]
Trade payables	104,812	136,670
Between 1 and 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	1,696	5,472
Between 2 and 3 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	2,342	3,180
Over 3 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	¥ 4,269	¥ 3,013